Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Leasehold Improvement, Net
Summary of property, equipment and leasehold improvement, net

	December 31,	December 31,
	2022	2023
	RMB	RMB
Electronic equipment	80,099	79,432
Furniture and office equipment	3,273	2,890
Vehicles	2,818	294
Leasehold improvement	15,407	17,373
Total property, equipment and leasehold improvement	101,597	99,989
Less: accumulated depreciation	(75,051)	(82,701)
Property, equipment and leasehold improvement, net	26,546	17,288